UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  DECEMBER 31, 2000

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          FEBRUARY 12, 2000


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        62
FORM 13F INFORMATION VALUE TOTAL:              $287911

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
 ................................................................................
Abbott Labs     Common	002824100   2750     56775   Sole		     56775
Agilent Tech	Common	00846U101   1629     29761   Sole		     29761
Alza Corp.	Common	022615108    235      5520   Sole                     5520
Am. Home Prod.  Common	026609107   1894     29810   Sole	             29810
Am. Intl. Gr	Common	026874107   2139     21703   Sole                    21703
Ashanti GoldfielCommon	043743202     38     15000   Sole                    15000
Automatic Data 	Common	053015103   8117    128206   Sole                   128206
Bellsouth	Common	079860102    346      8445   Sole                     8445
Berkshire Hath	Common	084670991  43736       616   Sole                      616
Berkshire Hath	Common	084670207   3138      1333   Sole                     1333
Bristol-Myers 	Common	110122108   2712     36682   Sole                    36682
Chase Manhattan Common	161610100    598     13170   Sole		     13170
Chevron		Common	166751107    288      3410   Sole                     3410
Cisco Systems	Common	17275R102  10557    276006   Sole                   276006
Coca-Cola Co.	Common	191216100  16648    273192   Sole                   273192
CP Pokphand Co	Common	G71507100      0     40000   Sole		     40000
Emerson Elec.	Common	291011104    676      8581   Sole                     8581
ExxonMobil	Common	30231G102   7767     89344   Sole                    89344
First Data      Common	319963104   6857    130150   Sole                   130150
Freddie Mac	Common	313400301  15861    230285   Sole                   230285
General ElectricCommon	369604103  22093    460867   Sole                   460867
Gillette Co.	Common	375766102  13676    378588  Sole                    378588
Hewlett Packard	Common	428236103   5391    170800   Sole                   170800
H.J. Heinz Co.	Common	423074103   1978     41699   Sole		     41699
Home Depot	Common	437076102    283      6202   Sole		      6202
IBM		Common	459200101   1002     11785   Sole                    11785
Intel Corp.	Common	458140100   7853    261232   Sole                   261232
Intuit Inc.	Common	461202103    308      7801   Sole	              7801
Johnson & JohnsoCommon	471160104   6457     61454   Sole                    61454
J.P. Morgan & CoCommon	616880100    275      1660   Sole                     1660
Ligand PharmaceuCommon	53220K207    140     10000   Sole                    10000
Lucent Tech.	Common	549463107    226     16772   Sole                    16772
MBNA Corp.	Common	55262L100    235      6375   Sole                     6375
Medtronic	Common	585055106  18606    308171   Sole                   308171
Mellon Finc Svs	Common  58551A108    385      7818   Sole		      7818
Merck & Co.	Common	589331107  10051    107353   Sole                   107353
Microsoft	Common	594918104  10267    236708   Sole                   236708
Minn. Mining 	Common	604059105   1238     10272   Sole                    10272
Moody's Corp.	Common	615369105   7548    293851   Sole		    293851
Mutual Risk Mgt.Common	628351108   6435    423658   Sole                   423658
National City 	Common	635405103   7374    256485   Sole                   256485
Paychex Inc     Common  704326107    469      9651   Sole                     9651
PepsiCo		Common	713448108    352      7101   Sole                     7101
Pfizer Inc.	Common	717081103   5900    128250   Sole                   128250
PNC Bank Corp.	Common	693475105    380      5199   Sole                     5199
PPG Industries	Common	693506107   2225     48047   Sole                    48047
Procter & GambleCommon	742718109   1602     20421   Sole                    20421
Sara Lee Corp.	Common	803111103    512     20841   Sole                    20841
SBC CommunicatioCommon	78387G103    277      5804   Sole		      5804
Spieker Prop.	Common	848497103    206      4100   Sole                     4100
Sun Trust Banks	Common	867914103    214      3400   Sole		      3400
Target Corp.	Common	87612E106    242      7502   Sole		      7502
Transaction SystCommon  893416107  14795   1279501   Sole                  1279501
Teppco Partners L.P.	872384102    265     10800   Sole                    10800
Triton PCS HoldgCommon	89677M106    339     10001   Sole		     10001
Tyco Intl	Common	920124106    560     10101   Sole                    10101
Unitrin Inc.	Common	913275103    306      7540   Sole                     7540
Valspar Corp.	Common	920355104    428     13301   Sole                    13301
Walgreen Co.	Common	931422109   1073     25651   Sole                    25651
Walt Disney Co.	Common	254687106    500     17272   Sole                    17272
Wells Fargo	Common	949746101    874     15701   Sole                    15701
Wm. Wrigley Jr. Common	982526105   8585     89601   Sole                    89601
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